UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05149 and 811-10631

Name of Fund:	Funds For Institutions Series
FFI Government Fund
FFI Institutional Fund
FFI Institutional Tax-Exempt Fund
FFI Premier Institutional Fund
FFI Select Institutional Fund
FFI Treasury Fund

Master Institutional Money Market LLC
Master Institutional Portfolio
Master Institutional Tax-Exempt Portfolio
Master Premier Institutional Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, Funds For Institutions Series and Master Institutional Money Market LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	FFI Government Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Discount Notes (a):
0.14%, 8/01/11	$125,000	$125,000,000
0.21%, 8/01/11	100,000	100,000,000
0.16%, 8/08/11	24,610	24,609,210
0.08%, 8/31/11	79,800	79,794,680
0.12%, 9/13/11	50,000	49,992,833
0.26%, 9/26/11	50,000	49,979,778
0.10%, 10/19/11	26,070	26,064,565
0.15%, 1/17/12	25,000	24,982,396
0.14%, 1/19/12	40,000	39,973,400
0.14%, 1/20/12	40,000	39,973,244
0.15%, 1/31/12	20,000	19,984,750
Fannie Mae Variable Rate Notes (b):
0.21%, 11/23/12	47,000	46,981,285
0.22%, 12/20/12	10,000	10,007,068
0.25%, 1/10/13	25,000	24,992,716
Federal Farm Credit Bank Discount Notes (a):
0.23%, 8/10/11	13,000	12,999,252
0.25%, 10/05/11	22,000	21,990,069
0.25%, 10/12/11	15,000	14,992,500
0.13%, 1/24/12	10,000	9,993,644
Federal Farm Credit Bank Variable Rate Notes (b):
0.12%, 12/16/11	40,000	39,998,499
0.16%, 4/26/12	10,000	9,997,763
Federal Home Loan Bank Bonds:
0.19%, 8/11/11	46,000	45,999,667
0.18%, 8/18/11	15,000	14,999,930
0.32%, 12/01/11	30,000	29,997,493
0.12%, 2/06/12	100,000	99,976,177
0.13%, 2/15/12	85,000	84,989,246
0.12%, 2/27/12	100,000	99,981,970
Federal Home Loan Bank Discount Notes (a):
0.08%, 8/31/11	61,000	60,995,679
0.09%, 9/02/11	50,000	49,996,000
0.15%, 1/25/12	20,000	19,985,250
Federal Home Loan Bank Variable Rate Notes (b):
0.22%, 10/13/11	50,000	49,997,001
0.16%, 1/23/12	25,000	24,996,973
0.14%, 11/26/12	30,000	29,990,097
Freddie Mac Discount Notes (a):
0.20%, 8/17/11	50,000	49,995,556
0.22%, 10/13/11	50,000	49,991,889
0.08%, 10/14/11	25,000	24,995,889
Freddie Mac Variable Rate Notes (b):
0.25%, 8/01/11	50,000	49,970,090
0.16%, 8/03/11	50,000	49,986,327
0.15%, 8/10/11	20,000	19,998,167
0.17%, 8/11/11	50,000	49,980,556
Total U.S. Government Sponsored Agency Obligations – 52.6%		1,679,131,609

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.30%, 12/15/11	$25,000	$24,972,139
0.26%, 3/08/12	25,000	24,960,278
U.S. Treasury Notes:
1.00%, 10/31/11	50,000	50,095,192
0.88%, 1/31/12	30,000	30,110,403
Total U.S. Treasury Obligations – 4.1%		130,138,012

Repurchase Agreements
Barclays Capital, Inc., 0.13%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $8,084,088, collateralized by U.S. Treasury Notes, 0.63% due 2/28/13, par and fair values of $8,190,800, $8,245,716, respectively)	8,084	8,084,000
Citigroup Global Markets, Inc., 0.22%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $50,000,917, collateralized by Ginnie Mae, 2.75% due 1/16/38 — 5/15/37, par and fair values of $53,872,328, $53,500,000, respectively)	50,000	50,000,000
Credit Suisse Securities (USA) LLC, 0.14%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $25,000,292, collateralized by U.S. Treasury Notes, 2.75% due 10/31/13, par and fair values of $24,115,000, $25,503,674, respectively)	25,000	25,000,000
Credit Suisse Securities (USA) LLC, 0.18%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $277,271,159, collateralized by various U.S. Treasury Notes, 0.75% — 1.50% due 5/31/12 — 12/31/13, par and fair values of $280,320,000, $282,817,686, respectively)	277,267	277,267,000
Deutsche Bank Securities, Inc., 0.20%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $26,499,442, collateralized by U.S. Treasury Notes, 0.75% due 6/15/14, par and fair values of $26,920,600 and $27,029,000, respectively)	26,499	26,499,000

Portfolio Abbreviation

STRIPS	Separate Trading of Registered Interest and Principal Securities

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011

Schedule of Investments (continued)	FFI Government Fund
(Percentages shown are based on Net Assets)

Repurchase Agreements (continued)	Par (000)	Value
Deutsche Bank Securities, Inc., 0.21%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $317,386,570, collateralized by various U.S. Treasury Notes, 0.88% — 1.88% due 2/29/12 - - 6/30/15, par and fair values of $317,367,200, and $323,728,711, respectively)	$317,381	$317,381,000
Goldman Sachs & Co., 0.07%, 8/02/11 (Purchased on 7/26/11 to be repurchased at $100,001,361, collateralized by various U.S. Government Sponsored Agency Obligations, 2.71% — 6.50% due 2/01/21 — 7/01/41, par and fair values of $284,675,396, $103,000,001, respectively)	100,000	100,000,000
Goldman Sachs & Co., 0.19%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $44,552,705, collateralized by various U.S. Government Sponsored Agency Obligations, 1.00% — 4.00% due 2/05/14 – 9/30/30, par and fair values of $46,022,000, $45,443,921, respectively)	44,552	44,552,000
HSBC Securities (USA) Inc., 0.15%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $22,200,278, collateralized by various U.S. Treasury Notes, 1.88% — 2.13%, due 1/15/19 — 7/15/19, par and fair values of $85,415,000, and $22,645,225, respectively)	22,200	22,200,000
JPMorgan Securities, Inc., 0.14%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $51,000,595, collateralized by U.S. Treasury Securities STRIPS, 0.00% due 5/15/21, par and fair values of $71,480,000, $52,020,286, respectively)	51,000	51,000,000
Merrill Lynch, 0.18%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $97,001,455, collateralized by various U.S. Government Sponsored Agency Obligations, 0.00% — 6.46% due 12/16/38 – 9/16/51, par and fair values of $835,126,593, $103,790,001, respectively)	97,000	97,000,000

Repurchase Agreements (concluded)	Par (000)	Value
Morgan Stanley & Co. Inc., 0.16%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $227,913,705, collateralized by U.S. Treasury Securities STRIPS, 0.00% due 8/15/16 — 5/15/34, par and fair values of $476,465,778, $283,468,200, respectively)	$277,910	$277,910,000
RBS Securities Inc., 0.20%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $50,000,833, collateralized by various U.S. Government Sponsored Agency Obligations, 3.33% — 4.89% due 5/01/38 — 7/01/41, par and fair values of $50,721,725, $51,502,519, respectively)	50,000	50,000,000
UBS Securities LLC, 0.22%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $35,000,642, collateralized by Fannie Mae, 3.00% due 7/01/21, par and fair values of $34,784,763, $36,050,001, respectively)	35,000	35,000,000
Total Repurchase Agreements – 43.3%		1,381,893,000
Total Investments (Cost – $3,191,162,621*) – 100.0%		3,191,162,621
Other Assets Less Liabilities – 0.0%		21,527
Net Assets – 100.0%		$3,191,184,148

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

2	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011

Schedule of Investments (concluded)	FFI Government Fund

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,191,162,621	—	$3,191,162,621

[1] See above Schedule of Investments for values in each security type.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	3

Schedule of Investments July 31, 2011 (Unaudited)	FFI Institutional Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Institutional Fund of Master Institutional Portfolio	$3,854,127,893
Total Investments (Cost - $3,854,127,893) – 100.0%	3,854,127,893
Liabilities in Excess of Other Assets – (0.0)%	(506,137)
Net Assets – 100.0%	$3,853,621,756

FFI Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $3,854,127,893 and 54.9%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	1

Schedule of Investments July, 31, 2011 (Unaudited)	FFI Institutional Tax-Exempt Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Institutional Tax-Exempt Fund of Master Institutional Tax-Exempt Portfolio	$4,108,256,722
Total Investments (Cost - $4,108,256,722) – 100.0%	4,108,256,722
Liabilities in Excess of Other Assets – (0.0)%	(253,504)
Net Assets – 100.0%	$4,108,003,218

FFI Institutional Tax-Exempt Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Tax-Exempt Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $4,108,256,722 and 100%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	1

Schedule of Investments July 31, 2011 (Unaudited)	FFI Premier Institutional Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Premier Institutional Fund of Master Premier Institutional Portfolio	$11,613,869,915
Total Investments (Cost - $11,613,868,535) – 100%	11,613,869,915
Liabilities in Excess of Other Assets – (0.0)%	(1,742,288)
Net Assets– 100.0%	$11,612,127,627

FFI Premier Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Premier Institutional Porfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $11,613,869,915 and 100%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	1

Schedule of Investments July 31, 2011 (Unaudited)	FFI Select Institutional Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
FFI Select Institutional Fund of Master Institutional Portfolio	$3,168,858,126
Total Investments (Cost - $3,168,858,126) – 100.0%	3,168,858,126
Liabilities in Excess of Other Assets – (0.0)%	(476,275)
Net Assets – 100.0%	$3,168,381,851

FFI Select Institutional Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Institutional Portfolio (the “Portfolio”), which has the same investment objective and strategies as the Fund. As of July 31, 2011, the value of the investment and the percentage owned by the Fund of the Portfolio was $3,168,858,126 and 45.1%, respectively.

•	The Fund records its investment in the Portfolio at fair value. The Fund’s investment in the Portfolio is valued pursuant to the pricing policies approved by the Board of Directors of the Portfolio.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

As of July 31, 2011, the Fund’s investment in the Portfolio was classified as Level 2.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	1

Schedule of Investments July 31, 2011 (Unaudited)	FFI Treasury Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills (a):
0.01% - 0.05%, 8/25/11	$497,203	$497,194,342
0.00% - 0.06%, 9/01/11	370,444	370,436,838
0.01% - 0.05%, 9/08/11	226,993	226,983,501
0.01% - 0.06%, 9/15/11	241,639	241,625,302
0.02% - 0.05%, 9/22/11	115,547	115,540,572
0.03%, 9/29/11	380,649	380,630,285
0.06%, 10/27/11	125,000	124,981,875
0.30%, 12/15/11	30,000	29,966,567
0.09%, 1/05/12	50,000	49,980,375
U.S. Treasury Notes:
1.00%, 8/31/11	20,000	20,015,384
0.88%, 1/31/12	25,000	25,091,479
1.38%, 5/15/12	15,000	15,132,702
Total Investments (Cost – $2,097,579,222*) – 75.7%		2,097,579,222

Other Assets Less Liabilities – 24.3%		672,483,659
Net Assets – 100.0%		$2,770,062,881

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$2,097,579,222	—	$2,097,579,222

[1] See above Schedule of Investments for values in each security type.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	1

Schedule of Investments July 31, 2011 (Unaudited)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value

Yankee (a)

BNP Paribas SA, NY:
0.36%, 8/05/11	$75,000	$75,000,000
0.32%, 9/02/11	200,000	200,000,000
Bank of Montreal, Chicago:
0.24%, 8/29/11 (b)	59,000	59,000,000
0.18%, 10/06/11	206,000	206,000,000
0.29%, 11/23/11 (b)	25,000	24,999,210
Bank of Nova Scotia, Houston:
0.20%, 9/30/11	185,000	185,000,000
0.25%, 12/21/11	130,000	130,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.30%, 8/02/11	90,000	90,000,000
0.28%, 8/26/11	175,000	175,000,000
Deutsche Bank AG, NY:
0.26%, 8/04/11 (b)	100,000	100,000,000
0.23%, 9/22/11	85,000	85,000,000
Lloyd’s TSB Bank Plc, NY:
0.30%, 9/12/11	50,000	50,000,000
0.36%, 11/01/11 (d)	124,145	124,145,000
National Australia Bank Ltd., NY (b):
0.26%, 11/09/11	115,300	115,300,000
0.28%, 2/10/12	59,000	59,000,000
Rabobank Nederland NV, NY:
0.28%, 9/15/11 (b)	75,000	75,000,000
0.34%, 10/05/11	145,000	145,000,000
Royal Bank of Canada, NY (b):
0.26%, 10/14/11	110,000	110,000,000
0.26%, 11/10/11	42,750	42,750,000
0.25%, 2/29/12	110,000	110,000,000
0.26%, 4/10/12	100,000	100,000,000
0.27%, 5/16/12	50,000	50,000,000
Royal Bank of Scotland Plc, CT, 0.52%, 9/19/11	210,000	210,000,000
Societe Generale, NY:
0.25%, 8/26/11	125,000	125,000,000
0.27%, 10/31/11 (d)	19,000	19,000,000
0.26%, 10/31/11 (d)	23,500	23,500,000
Sumitomo Mitsui Banking Corp., NY:
0.14%, 8/04/11	75,000	75,000,000
0.30%, 8/04/11	175,000	175,000,000
Svenska Handelsbanken, NY:
0.22%, 10/03/11	107,000	107,000,935
0.20%, 10/06/11	175,000	175,000,000
Toronto-Dominion Bank, NY, 0.27%, 1/12/12 (b)	61,000	61,000,000
UBS AG, Stamford (b):
0.31%, 10/04/11	110,035	110,035,000
0.31%, 10/11/11	124,165	124,165,000
0.23%, 11/10/11	100,000	100,000,000

Total Certificates of Deposit – 51.5%		3,615,895,145

Commercial Paper

BPCE SA, 0.28%, 9/12/11 (c)	100,000	99,967,333
Chariot Funding LLC, 0.17%, 9/20/11 (c)	158,448	158,410,589

Commercial Paper (concluded)	Par (000)	Value

ING (US) Funding LLC, 0.30%, 11/10/11 (c)	$60,000	$59,949,500
JPMorgan Chase Bank, 0.22%, 3/16/12 (c)	50,000	50,000,000
Jupiter Securitization Co. LLC, 0.17%, 9/21/11 (c)	50,000	49,987,959
Kells Funding LLC (b):
0.36%, 2/15/12	59,000	59,000,000
0.28%, 3/08/12	65,000	65,000,000
MetLife Short Term Funding, 0.31%, 1/13/12 (c)	11,650	11,633,447
Nordea North America, Inc. (c):
0.23%, 10/19/11	20,800	20,789,730
0.23%, 10/20/11	31,720	31,704,140
Thunder Bay Funding LLC, 0.16%, 9/28/11 (c)	71,499	71,480,569
Westpac Banking Corp. (b):
0.27%, 1/06/12	117,000	117,000,000
0.33%, 1/13/12	125,000	125,000,000

Total Commercial Paper – 13.1%		919,923,267

Corporate Notes

JPMorgan Chase Bank NA, 0.28%, 8/17/12 (b)	120,450	120,450,000

Total Corporate Notes – 1.7%		120,450,000

Time Deposits

Natixis Grand Cayman, 0.18%, 8/01/11	145,825	145,825,000

Total Time Deposits – 2.1%		145,825,000

US Government Sponsored Agency Obligations

Fannie Mae Variable Rate Notes (b):
0.21%, 8/23/12	100,000	99,967,739
0.22%, 12/20/12	74,500	74,479,052
Freddie Mac Discount Notes, 0.19%, 8/30/11 (c)	68,500	68,489,516
Freddie Mac Variable Rate Notes (b):
0.17%, 5/11/12	25,000	24,990,278
0.25%, 1/24/13	60,000	59,964,108

Total US Government Sponsored Agency Obligations – 4.7%		327,890,693

US Treasury Obligations

US Treasury Bills (c):
0.27%, 9/22/11	75,000	74,971,292

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	1

Schedule of Investments (continued)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

US Treasury Obligations (concluded)	Par (000)	Value

US Treasury Bills (c) (concluded):
0.18%, 12/15/11	$55,000	$54,962,600
US Treasury Note, 1.00%, 8/31/11	75,000	75,045,230

Total US Treasury Obligations – 2.9%		204,979,122

Repurchase Agreements

Barclay’s Capital, Inc., 0.13%, 8/01/11 (purchased on 7/29/11 to be repurchased at $200,002,167, collateralized by various US Treasury Notes, 1.13% - 4.13% due 12/15/12 - 5/15/15, par and fair values of $187,145,700, $204,000,007, respectively)	200,000	200,000,000
Barclay’s Capital, Inc., 0.41%, 8/01/11 (purchased on 7/29/11 to be repurchased at $70,002,392, collateralized by various Corporate/Debt Obligations, 0.00% - 12.25% due 8/17/11 - 12/21/65, par and fair values of $73,258,652, $74,900,000, respectively)	70,000	70,000,000
Barclay’s Capital, Inc., 0.45%, 8/05/11 (purchased on 7/29/11 to be repurchased at $22,000,825, collateralized by various Corporate/Debt Obligations, 0.00% - 13.50% due 9/1/14 - 2/28/36, par and fair values of $22,920,050, $23,540,001, respectively) (d)	22,000	22,000,000
Citigroup Global Markets, Inc., 0.36%, 8/01/11 (purchased on 7/29/11 to be repurchased at $50,001,500, collateralized by various US Government Sponsored Agency Obligations, 1.19% - 4.50% due 2/25/37 - 11/25/40, par and fair values of $323,972,504, $53,500,000, respectively)	50,000	50,000,000
Deutsche Bank Securities, Inc, 0.18%, 8/01/11 (purchased on 7/29/11 to be repurchased at $310,004,650, collateralized by various US Government Sponsored Agency Obligations, 0.00% due 10/5/11 - 1/11/12, par and fair values of $316,348,000, $316,200,533, respectively)	310,000	310,000,000

Repurchase Agreements (continued)	Par (000)	Value

HSBC Securities (USA), Inc., 0.15%, 8/01/11 (purchased on 7/29/11 to be repurchased at $250,003,125, collateralized by US Treasury Notes, 0.38% due 10/31/12, par and fair values of $254,560,000, $255,002,201, respectively)	$250,000	$250,000,000
HSBC Securities (USA), Inc., 0.23%, 8/01/11 (purchased on 7/29/11 to be repurchased at $10,000,192, collateralized by various Corporate/Debt Obligations, 1.00% - 2.70% due 3/5/12 - 7/21/14, par and fair values of $10,545,000, $10,704,887, respectively)	10,000	10,000,000
JPMorgan Securities Inc., 0.28%, 8/08/11 (purchased on 7/29/11 to be repurchased at $50,001,167, collateralized by various Corporate/Debt Obligations, 1.24% - 9.46% due 10/18/11 - 2/15/41, par and fair values of $50,744,689, $53,504,575, respectively)	50,000	50,000,000
JPMorgan Securities Inc., 0.51%, 8/01/11 (purchased on 7/29/11 to be repurchased at $20,000,850, collateralized by various Corporate/Debt Obligations, 1.24% - 9.45% due 10/18/11 - 2/15/41, par and fair values of $19,610,280, $21,405,829, respectively)	20,000	20,000,000
Morgan Stanley & Co. Inc., 0.16%, 8/01/11 (purchased on 7/29/11 to be repurchased at $280,003,733, collateralized by various US Government Sponsored Agency Obligations, 4.00% - 6.00% due 6/1/20 - 7/1/41, par and fair values of $594,965,255, $288,400,001, respectively)	280,000	280,000,000
Morgan Stanley & Co. Inc., 0.21%, 8/01/11 (purchased on 7/29/11 to be repurchased at $50,000,875, collateralized by US Government Sponsored Agency Obligations, 4.50% due 7/01/41, par and fair values of $49,718,104, $51,500,001, respectively)	50,000	50,000,000
Morgan Stanley & Co. Inc., 0.31%, 8/29/11 (purchased on 7/29/11 to be repurchased at $46,001,188, collateralized by various Corporate/Debt Obligations, 0.00% - 7.30% due 10/18/11 - 2/15/41, par and fair values of $46,798,583, $49,210,426, respectively) (d)	46,000	46,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	2

Schedule of Investments (concluded)	Master Institutional Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements (concluded)	Par (000)	Value

Morgan Stanley & Co. Inc., 0.41%, 8/29/11 (purchased on 7/29/11 to be repurchased at $28,000,957, collateralized by various Corporate/Debt Obligations, 0.00% - 10.75% due 6/15/13 - 12/31/99, par and fair values of $30,346,676, $29,960,000, respectively) (d)	$28,000	$28,000,000
RBS Securities Inc., 0.20%, 8/01/11 (purchased on 7/29/11 to be repurchased at $200,003,333, collateralized by US Treasury Notes, 0.75% due 3/31/13, par and fair values of $202,255,000, $204,000,251, respectively)	200,000	200,000,000
RBS Securities Inc., 0.26%, 8/01/11 (purchased on 7/29/11 to be repurchased at $100,002,167, collateralized by various US Government Sponsored Agency Obligations, 3.88% - 6.50% due 9/20/18 - 5/15/46, par and fair values of $117,890,541, $85,060,361, respectively)	100,000	100,000,000

Total Repurchase Agreements – 24.0%		1,686,000,000

Total Investments (Cost – $7,020,963,227*) – 100.0%		7,020,963,227
Other Assets Less Liabilities – 0.0%		2,022,792

Net Assets – 100.0%		$7,022,986,019

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments:
Short-Term Securities[1]	—	$7,020,963,227	—	$7,020,963,227

1See above Schedule of Investments for values in each security type.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	3

Schedule of Investments July 31, 2011 (Unaudited)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.8%
Auburn University, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 53C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 8/08/11 (a)(b)(c)	$7,175	$7,175,000
Columbia IDB, Refunding RB, VRDN, Alabama Power Co. Project (b):
Series A, 0.21%, 8/01/11	45,850	45,850,000
Series B, 0.21%, 8/01/11	15,500	15,500,000
Decatur IDB, Refunding RB, VRDN, Nucor Steel Decatur LLC Project, Series A, AMT, 0.10%, 8/08/11 (b)	32,515	32,515,000
Mobile Downtown Redevelopment Authority, RB, VRDN (b):
(Australia & New Zealand Banking Group LOC), 0.07%, 8/08/11	6,710	6,710,000
(National Australia Bank LOC), 0.07%, 8/08/11	6,900	6,900,000
University of Alabama Birmingham, Highlands Health Care Authority, Puttable Floating Option Tax-Exempt Receipts, RB, FLOATS, VRDN, Series MT- 687 (Bank of America NA Liquidity Facility), 0.19%, 8/08/11 (a)(b)(c)	39,600	39,600,000
		154,250,000
Arizona — 1.5%
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC), 0.13%, 8/08/11 (b)	22,940	22,940,000
Salt River Project Agricultural Improvement & Power District, RB, VRDN (Citibank NA Liquidity Facility), Eagle Tax-Exempt Trust, Class A (a)(b)(c):
Series 2006-0141, 0.11%, 8/08/11	14,000	14,000,000
Series 2009-0041, 0.11%, 8/08/11	24,790	24,790,000
		61,730,000

Municipal Bonds	Par (000)	Value
Arkansas — 0.9%
Arkansas Development Finance Authority, RB, VRDN, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae Insurance, State Street Bank & Trust Co. SBPA), 0.15%, 8/08/11 (b)	$4,865	$4,865,000
Arkansas Development Finance Authority, Refunding RB, VRDN, Mortgage-Backed Securities/Mortgage Loans Program, Series C, AMT (Ginnie Mae Insurance, State Street Bank & Trust Co. SBPA), 0.15%, 8/08/11 (b)	14,285	14,285,000
City of Blytheville Arkansas, RB, VRDN, Nucor Corp. Project, AMT, 0.10%, 8/08/11 (b)	16,800	16,800,000
		35,950,000
California — 5.5%
California Infrastructure & Economic Development Bank, Refunding RB, VRDN, Pacific Gas and Electric, Series D, 0.18%, 8/01/11 (b)	7,600	7,600,000
California School Cash Reserve Program Authority, RB, Series P, 2.50%, 1/31/12	8,700	8,769,027
City of Los Angeles California, RB, TRAN:
2.50%, 2/29/12	7,900	8,000,849
2.50%, 3/30/12	5,000	5,072,323
2.50%, 4/30/12	13,800	14,022,572
City of Los Angeles California, Refunding RB, VRDN, Waste Water System, Series A (JPMorgan Chase LOC), 0.05%, 8/08/11 (b)	19,900	19,900,000
City of Roseville California, Refunding RB, Electric System, COP, VRDN, Series A (Morgan Stanley LOC), 0.07%, 8/08/11 (b)	35,000	35,000,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDA	Economic Development Authority
EDC	Economic Development Corp.
FLOATS	Floating Rate Securities
GO	General Obligation Bonds
HDA	Housing Development Authority
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
LOC	Letter of Credit
MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
NPFGC	National Public Finance Guarantee Corp.
PUTTERS	Puttable Tax-Exempt Receipts
RB	Revenue Bonds
ROCS	Reset Option Certificates
SAN	State Aid Notes
SBPA	Stand-by Bond Purchase Agreements
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	1

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
City of San Jose California, Airport Revenue, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, PUTTERS, VRDN, Series 3923 (AGM Insurance, JPMorgan Chase Bank Liquidity Facility), 0.22%, 8/08/11 (a)(b)(c)	$5,400	$5,400,000
County of Los Angeles California, GO, TRAN:
Series A, 2.50%, 2/29/12	8,200	8,302,873
Series C, 2.50%, 6/29/12	10,600	10,801,703
County of Los Angeles California, RB, TRAN, Series B, 2.50%, 3/30/12	19,100	19,372,422
County of Riverside, GO, TRAN, 2.00%, 6/29/12	6,700	6,802,055
East Bay Municipal Utility District, Refunding RB, Series A-1, Mandatory Put Bonds, 0.11%, 12/01/11 (d)	23,620	23,620,000
Golden State Tobacco Securitization Corp. California, Refunding RB, FLOATS, VRDN, Series 2954 (Morgan Stanley Bank Liquidity Facility), 0.15%, 8/08/11 (b)(c)	20,285	20,285,000
State of California, GO, FLOATS, VRDN, Series 3278 (Morgan Stanley Bank Liquidity Facility), 0.22%, 11/22/11 (a)(c)	34,500	34,500,000
		227,448,824
Colorado — 2.9%
Colorado Health Facilities Authority, Refunding RB, VRDN, Hospital, NCMC Inc. Project, Series A (Wells Fargo Bank NA LOC), 0.24%, 8/01/11 (b)	20,795	20,795,000
Denver City & County School District No. 1, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-57 (State Street Bank & Trust Co. Liquidity Facility), 0.13%, 8/08/11 (b)	35,240	35,240,000
Sheridan Redevelopment Agency, Tax Allocation Bonds, Refunding, VRDN, South Santa Fe Drive (JPMorgan Chase Bank LOC), 0.15%, 8/08/11 (b)	4,100	4,100,000
University of Colorado Hospital Authority, RB, VRDN (b):
Series A (JPMorgan Chase Bank LOC), 0.06%, 8/08/11	15,000	15,000,000
Series A (Wells Fargo Bank NA LOC), 0.05%, 8/08/11	23,000	23,000,000
Series B, 0.06%, 8/08/11	20,000	20,000,000
		118,135,000
Connecticut — 0.3%
Connecticut Housing Finance Authority, RB, VRDN, Sub-Series A-1, 0.30%, 8/01/11 (b)	10,800	10,800,000

Municipal Bonds	Par (000)	Value
District of Columbia — 1.1%
District of Columbia, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0121, Class A (BHAC Insurance, Citibank NA Liquidity Facility), 0.12%, 8/08/11 (a)(b)(c)	$15,515	$15,515,000
Metropolitan Washington D.C. Airport Authority, RB, VRDN, Sub-Series D-2 (Bank of America NA LOC), 0.23%, 8/01/11 (b)	29,855	29,855,000
		45,370,000

Florida — 3.6%
Broward County Florida School Board, COP, VDRN, Series D (JPMorgan Chase Bank SBPA), 0.14%, 8/08/11 (b)	25,000	25,000,000
City of Jacksonville Florida, Refunding RB, VRDN, Series B (Wells Fargo Bank NA LOC), 0.10%, 8/08/11 (b)	7,680	7,680,000
City of Lakeland Florida, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3822 (JPMorgan Chase Bank Liquidity Facility), 0.17%, 8/08/11 (a)(b)(c)	8,500	8,500,000
County of Miami-Dade Florida, Building Better Communities Program, Wells Fargo Stage Trust, GO, FLOATS, VRDN, Series 65C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 8/08/11 (a)(b)(c)	13,170	13,170,000
County of Miami-Dade Florida, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, PUTTERS, VRDN, Series 3814 (AGM Insurance, JPMorgan Chase Bank Liquidity Facility), 0.22%, 8/08/11 (a)(b)(c)	3,000	3,000,000
Florida Ports Financing Commission, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 62C (Wells Fargo Bank NA Liquidity Facility), 0.18%, 8/08/11 (a)(b)(c)	4,415	4,415,000
Jacksonville Economic Development Commission, Refunding RB, VRDN, Methodist (TD Bank NA LOC), 0.21%, 8/01/11 (b)	6,900	6,900,000
Jacksonville Electric Authority Florida, RB, FLOATS, VRDN, Series 10C (NPFGC Insurance, Wells Fargo Bank NA Liquidity Facility), 0.08%, 8/08/11 (a)(b)(c)	22,000	22,000,000
Jacksonville Health Facilities Authority, Refunding RB, VRDN, Baptist, Series D (Wells Fargo Bank NA LOC), 0.24%, 8/01/11 (b)	11,260	11,260,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	2

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
Palm Beach County Educational Facilities Authority, Refunding RB, VRDN, Educational Facilities, Atlantic University Inc. (Bank of America NA LOC), 0.13%, 8/08/11 (b)	$28,965	$28,965,000
Sarasota County Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital, Series A (Northern Trust Co. LOC), 0.21%, 8/01/11 (b)	15,985	15,985,000
		146,875,000
Georgia — 0.4%
Atlanta Urban Residential Finance Authority, HRB, VRDN, M-Street Apartments Project, AMT (Freddie Mac Insurance, Freddie Mac Liquidity Facility), 0.13%, 8/08/11 (b)	7,000	7,000,000
Colquitt County Hospital Authority, RB, VRDN, Anticipation Certificates (Bank of America NA LOC), 0.16%, 8/08/11 (b)	7,730	7,730,000
		14,730,000
Hawaii — 0.6%
City & County of Honolulu Hawaii, Refunding RB, PUTTERS, VRDN, Series 1475 (JPMorgan Chase Bank Liquidity Facility), 0.14%, 8/08/11 (a)(b)(c)	25,700	25,700,000
Illinois — 2.9%
City of Chicago Illinois, RB, VRDN, Groot Industries Inc. Project, AMT (Bank One NA LOC), 0.63%, 8/08/11 (b)	2,000	2,000,000
Illinois Educational Facilities Authority, RB, VRDN, Benedictine University Project (US Bank NA LOC), 0.05%, 8/08/11 (b)	10,150	10,150,000
Illinois Finance Authority, RB, VRDN (b):
INX International Ink Co. Project, AMT (JPMorgan Chase Bank LOC), 0.18%, 8/08/11	7,175	7,175,000
Northwestern-Evanston Campus, 0.21%, 8/01/11	20,035	20,035,000
Rockford College Project (JPMorgan Chase Bank LOC), 0.23%, 8/08/11	905	905,000
University of Chicago Medical Center, Series D-1 (Bank of America NA LOC), 0.21%, 8/01/11	10,000	10,000,000
University of Chicago Medical Center, Series D-2 (Bank of America NA LOC), 0.20%, 8/01/11	14,000	14,000,000

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Illinois Finance Authority, Puttable Floating Option Tax-Exempt Receipts, RB, FLOATS, VRDN, Series 4702 (Merrill Lynch Liquidity Facility), 0.16%, 8/08/11 (a)(b)(c)	$7,340	$7,340,000
Illinois Finance Authority, Refunding, RB, VRDN, Resurrection Health, Series B (JPMorgan Chase Bank LOC), 0.20%, 8/01/11 (b)	40,000	40,000,000
Illinois State Toll Highway Authority, RB, VRDN, Senior Priority, Series A-2A (Bank of Tokyo-Mitsubishi UFJ LOC), 0.10%, 8/08/11 (b)	8,200	8,200,000
		119,805,000
Indiana — 1.2%
City of Lawrenceburg, RB, VRDN, Indiana Michigan Power Co. Project, Series H (Bank of Nova Scotia LOC), 0.08%, 8/08/11 (b)	6,000	6,000,000
City of Michigan City Indiana, RB, VRDN, Garden Estates West Apartments, AMT (Harris NA LOC), 0.16%, 8/08/11 (b)	5,670	5,670,000
County of Whitley Indiana, RB, VRDN, Micropulse Inc. Project, AMT (Wells Fargo Bank NA LOC), 0.25%, 8/08/11 (b)	770	770,000
Indiana Finance Authority, RB, VRDN, Parkview Health System, Series D (Wells Fargo Bank NA LOC), 0.04%, 8/08/11 (b)	15,000	15,000,000
Indiana Finance Authority, RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN, Indiana University Health, Series E-23 (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility), 0.08%, 8/08/11 (a)(b)(c)	10,000	10,000,000
Indiana Housing & Community Development Authority, RB, PUTTERS, VRDN, Series 1397, AMT (Ginnie Mae Insurance, JPMorgan Chase & Co. Liquidity Facility), 0.22%, 8/08/11 (a)(b)(c)	11,775	11,775,000
		49,215,000
Kansas — 0.2%
City of Lawrence Kansas, RB, VRDN, Multi-Modal Development, ProSoCo Project, Series A, AMT (US Bank NA LOC), 0.13%, 8/08/11 (b)	2,515	2,515,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	3

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Kansas (concluded)
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3206, AMT (Ginnie Mae Insurance, JPMorgan Chase & Co. SBPA), 0.18%, 8/08/11 (a)(b)(c)	$5,235	$5,235,000
		7,750,000
Kentucky — 0.2%
City of Glasgow Kentucky, RB, VRDN, Felker Brothers Corp. Project, AMT (Bank One NA LOC), 0.24%, 8/08/11 (b)	2,615	2,615,000
Kentucky Higher Education Student Loan Corp., Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 66C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 8/08/11 (a)(b)(c)	6,000	6,000,000
		8,615,000
Louisiana — 3.2%
Calcasieu Parish IDB, Inc., Refunding RB, VRDN, Hydroserve Westlake, AMT (JPMorgan Chase Bank LOC), 0.13%, 8/08/11 (b)	4,500	4,500,000
Lake Charles Harbor & Terminal District, Refunding RB, VRDN, ConocoPhillips Inc. Project, Series A, 0.07%, 8/08/11 (b)	20,900	20,900,000
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN, BASF Corp. Project, AMT (b):
0.25%, 8/08/11	4,000	4,000,000
(BASF Aktiengesellschaft Liquidity Facility), 0.25%, 8/08/11	10,000	10,000,000
Louisiana Public Facilities Authority, RB, VRDN, Air Products & Chemicals Project (b):
0.07%, 8/08/11	46,500	46,500,000
AMT, 0.19%, 8/01/11	12,000	12,000,000
Parish of St. Charles Louisiana, RB, VRDN, Shell Oil Co. Norco Project, AMT, 0.29%, 8/01/11 (b)	23,600	23,600,000
State of Louisiana, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 11C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 8/08/11 (a)(b)(c)	10,550	10,550,000
		132,050,000
Maine — 0.6%
Finance Authority of Maine, RB, VRDN, Jackson Laboratory Issue, Series 2002 (Bank of America NA LOC), 0.11%, 8/08/11 (b)	10,150	10,150,000

Municipal Bonds	Par (000)	Value
Maine (concluded)
Maine Health & Higher Educational Facilities Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 59C (Wells Fargo & Co. Liquidity Facility), 0.08%, 8/08/11 (a)(b)(c)	$13,165	$13,165,000
		23,315,000
Maryland — 1.7%
County of Montgomery Maryland, RB, VRDN, Riderwood Village Inc. Project (Manufacturers & Traders LOC), 0.08%, 8/08/11 (b)	28,200	28,200,000
County of Washington Maryland, RB, VRDN (b):
Conservit Inc. Facility (Manufacturers & Traders LOC), 0.23%, 8/08/11	3,930	3,930,000
Homewood Williamsport Facility (M&T Bank LOC), 0.12%, 8/08/11	6,915	6,915,000
Howard County Maryland, BAN, 0.12%, 10/05/11	9,600	9,600,000
Maryland Community Development Administration, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-48, AMT (State Street Bank & Trust Co. SBPA Liquidity Facility), 0.23%, 8/08/11 (a)(b)	3,361	3,361,000
Maryland EDC, RB, VRDN, AMT (Manufacturers & Traders LOC) (b):
Bindagraphics Inc. Project, 0.22%, 8/08/11	1,250	1,250,000
Gamse Lithographing Co. Facility, 0.23%, 8/08/11	1,715	1,715,000
Linemark Printing Project, 0.28%, 8/08/11	5,050	5,050,000
Maryland Health & Higher Educational Facilities Authority, RB, VRDN, Anne Arundel Health System, Series B (Bank of America NA LOC), 0.17%, 8/08/11 (b)	12,000	12,000,000
		72,021,000
Massachusetts — 2.7%
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, Window, Senior Series A, 0.17%, 2/27/12 (b)	4,550	4,550,000
Massachusetts Development Finance Agency, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3867 (JPMorgan Chase Bank Liquidity Facility), 0.21%, 8/01/11 (a)(b)(c)	8,065	8,065,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	4

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Development Finance Agency, RB, VRDN (b):
Certificates, Bank of America, Series 2007-344 (Bank of America NA LOC, Bank of America NA Liquidity Facility), 0.21%, 8/08/11 (c)	$48,749	$48,749,000
Cordis Mills LLC, AMT (Fannie Mae Insurance, Fannie Mae Liquidity Facility), 0.12%, 8/08/11	1,850	1,850,000
Massachusetts Health & Educational Facilities Authority, RB, VRDN, Certificates, Bank of America, Series 2007-310 (Bank of America NA LOC, Bank of America NA Liquidity Facility), 0.16%, 8/08/11 (b)	10,955	10,955,000
Massachusetts State Turnpike Authority, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-74 (State Street Bank & Trust Co. SBPA) (b):
0.08%, 8/08/11	2,744	2,744,000
0.08%, 8/08/11	4,500	4,500,000
Massachusetts Water Resources Authority, GO, Refunding RB, VRDN, Series C2 (Barclays Bank Plc SBPA), 0.04%, 8/01/11 (b)	9,900	9,900,000
Metropolitan Boston Transit Parking Corp., Wells Fargo Stage Trust, RB, FLOATS, VRDN, System Wide Parking Revenue, Certificates, Series 77C (Wells Fargo Bank NA LOC, Wells Fargo Bank NA Liquidity Facility), 0.11%, 8/08/11 (a)(b)(c)	3,900	3,900,000
University of Massachusetts Building Authority, Refunding RB, VRDN (b):
Senior Series 1 (Wells Fargo Bank NA Liquidity Facility), 0.03%, 8/08/11	10,000	10,000,000
Senior Series 2, 0.17%, 8/01/11	4,100	4,100,000
		109,313,000
Michigan — 1.9%
Eastern Michigan University, Refunding RB, VRDN, General, Series A (JPMorgan Chase Bank LOC), 0.33%, 8/01/11 (b)	4,300	4,300,000
Lansing Michigan Board of Water & Light, Puttable Floating Option Tax-Exempt Receipts, RB, FLOATS, VRDN, Series PT-4700 (Merrill Lynch Liquidity Facility), 0.11%, 8/08/11 (a)(b)(c)	5,790	5,790,000

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Lansing Michigan Board of Water & Light, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 71-C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 8/08/11 (a)(b)(c)	$6,000	$6,000,000
Michigan Finance Authority, RB:
SAN, Series D-1, 2.00%, 8/24/11	6,950	6,954,080
SAN, Series D-2 (JPMorgan Chase Bank LOC), 2.00%, 9/02/11	18,800	18,817,255
VRDN, Higher Education Facilities, University of Detroit Mercy Project (JPMorgan Chase Bank LOC), 0.08%, 8/08/11 (b)	8,000	8,000,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC), 0.11%, 8/08/11 (b)(c)	3,700	3,700,000
Michigan State Building Authority, RB, VRDN, Series II-B (JPMorgan Chase Bank LOC), 0.12%, 8/08/11 (b)	10,000	10,000,000
Michigan State HDA, Refunding RB, VRDN, Series F, AMT (Bank of Nova Scotia SBPA), 0.08%, 8/08/11 (b)	7,600	7,600,000
Michigan State Hospital Finance Authority, Refunding RB, VRDN, Window, Ascension Health Senior Credit, 0.17%, 2/27/12 (b)	6,300	6,300,000
Michigan Strategic Fund, Refunding RB, VRDN, Holland Plastics Corp., AMT (Lasalle Bank NA LOC), 0.72%, 8/08/11 (b)	2,400	2,400,000
		79,861,335
Minnesota — 1.0%
City of Minneapolis Minnesota, RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN, Series E-19, Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility), 0.17%, 12/01/11 (a)(b)(c)	4,700	4,700,000
Minnesota School District Capital Equipment Borrowing Program, COP, Aid Anticipation Certificates Indebtedness, Series B, 2.00%, 9/01/11	34,550	34,598,241
		39,298,241
Mississippi — 3.3%
Mississippi Business Finance Corp., RB, VRDN (b):
Chevron USA Inc., Series G, 0.19%, 8/01/11	49,900	49,900,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	5

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Mississippi (concluded)
Mississippi Business Finance Corp. RB, VRDN (b) (concluded):
Chevron USA Inc., Series I, 0.20%, 8/01/11	$30,000	$30,000,000
Promenade D’Iberville, LLC Project (Wells Fargo Bank NA LOC), 0.10%, 8/08/11	30,525	30,525,000
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-84 (State Street Bank & Trust Co. Liquidity Facility), 0.11%, 8/08/11 (b)	25,270	25,270,000
		135,695,000
Missouri — 2.6%
Missouri State Health & Educational Facilities Authority, RB, VRDN (b):
BJC Health System, Series B (US Bank NA SBPA), 0.20%, 8/01/11	50,000	50,000,000
Health Care, Series C-4 (Citibank SBPA), 0.08%, 8/08/11	14,600	14,600,000
ROCS II-R-12269 (Citibank NA Liquidity Facility), 0.11%, 8/08/11 (a)	1,000	1,000,000
ROCS II-R-12269 (Citibank NA Liquidity Facility), 0.11%, 8/08/11 (a)	31,295	31,295,000
Missouri State Health & Educational Facilities Authority, Refunding RB, Ascension Health Senior Credit, Series C-1, Mandatory Put Bonds, 0.06%, 8/08/11 (b)	4,000	4,000,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.25%, 8/08/11 (b)	8,000	8,000,000
		108,895,000
Multi-State — 0.2%
BB&T Municipal Trust, FLOATS, VRDN, Series 5000 (Rabobank International LOC, Rabobank International Liquidity Facility), 0.17%, 8/08/11 (a)(b)(c)	8,664	8,663,908
Nebraska — 2.8%
Central Plains Energy Project, Refunding RB, VRDN, Project No. 2 (Royal Bank of Canada SBPA), 0.08%, 8/08/11 (b)	80,195	80,195,000
City of Lincoln Nebraska, RB, VRDN (a)(b):
Eclipse Funding Trust, Series 2007-0043, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.07%, 8/08/11	23,275	23,275,000
FLOATS, Series 2900 (Morgan Stanley Bank Liquidity Facility), 0.10%, 8/08/11 (c)	13,370	13,370,000
		116,840,000

Municipal Bonds	Par (000)	Value
Nevada — 1.9%
County of Clark Nevada, RB, Junior Subordinate Lien Notes, Series A, AMT, 2.00%, 6/19/12	$25,700	$26,016,263
Director of the State of Nevada Department of Business & Industry, RB, VRDN, AMT (b):
LVE Energy Partners LLC Project (Sumitomo Mitsui Banking LOC), 0.14%, 8/08/11	9,550	9,550,000
Republic Service Inc. Project (Bank of America NA LOC), 0.19%, 8/08/11	41,000	41,000,000
		76,566,263
New Hampshire — 0.1%
New Hampshire Business Finance Authority, RB, VRDN, Wiggins Airways Inc., AMT (Fleet National Bank LOC), 0.33%, 8/08/11 (b)	2,760	2,760,000
New Mexico — 1.0%
New Mexico Educational Assistance Foundation, RBC Municipal Products Inc. Trust, Refunding RB, FLOATS, VRDN, Series I-36, AMT (Royal Bank of Canada Liquidity Facility), 0.17%, 8/08/11 (b)(c)	14,900	14,900,000
University of New Mexico, Refunding RB, Subordinate Lien, VRDN, Series B (JPMorgan Chase Bank SBPA), 0.07%, 8/08/11 (b)	24,890	24,890,000
		39,790,000
New York — 7.4%
City of New York, New York, GO, TECP, 0.22%, 9/09/11 (b)	19,400	19,400,000
Metropolitan Transportation Authority, RB, VRDN, Eagle, Tax-Exempt Trust, Series 2007-0095, Class A (BHAC Insurance, Citibank NA Liquidity Facility), 0.12%, 8/08/11 (b)	7,000	7,000,000
Metropolitan Transportation Authority, Refunding RB, VRDN (b)
ROCS, Series II-R-10378 (BHAC Insurance, Citibank NA SBPA), 0.09%, 8/08/11 (a)(c)	21,860	21,860,000
Series A2 (Bank of Tokyo- Mitsubishi UFJ LOC), 0.05%, 8/08/11	10,000	10,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	6

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
New York City Housing Development Corp., RB, VRDN (b):
ROCS, Series II-R-13100 (Citibank NA Liquidity Facility), 0.13%, 8/08/11 (a)(c)	$15,000	$15,000,000
Series J-1, Mandatory Put Bonds, 0.48%, 9/15/11	17,675	17,675,000
New York City Municipal Water Finance Authority, Series 7, 0.16%, 9/09/11	10,100	10,100,000
New York City Municipal Water Finance Authority, RB, VRDN, 0.34%, 8/01/11 (b)	9,000	9,000,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN (a)(b)(c):
FLOATS, Series 2843 (Morgan Stanley Bank Liquidity Facility), 0.10%, 8/08/11	24,565	24,565,000
ROCS, Series II-R-12309 (AGM Insurance, Citibank NA SBPA), 0.11%, 8/08/11	21,495	21,495,000
New York State Dormitory Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0002, Class A (Citibank NA Liquidity Facility), 0.11%, 8/08/11 (b)	22,000	22,000,000
New York State Thruway Authority, Series A, BAN, 2.00%, 7/12/12	31,900	32,395,625
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, PUTTERS, VRDN, Series 3194, AMT (JPMorgan Chase Bank Liquidity Facility), 0.19%, 8/08/11 (a)(b)(c)	47,990	47,990,000
Sales Tax Asset Receivable Corp., RB, FLOATS, VRDN, Series 2901 (Morgan Stanley Bank Liquidity Facility), 0.10%, 8/08/11 (a)(b)(c)	32,545	32,545,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders LOC), 0.13%, 8/08/11 (b)	13,690	13,690,000
		304,715,625
North Carolina — 2.6%
Charlotte-Mecklenburg Hospital Authority, Refunding RB, VRDN, Series H (Wells Fargo Bank NA LOC), 0.21%, 8/01/11 (b)	58,300	58,300,000
Charlotte-Mecklenburg Hospital Authority, Wells Fargo Stage Trust, RB, VRDN, Carolinas HealthCare System, Series 72-C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 8/08/11 (a)(b)(c)	11,200	11,200,000

Municipal Bonds	Par (000)	Value
North Carolina (concluded)
City of Raleigh North Carolina, COP, VRDN, Downtown Improvement Project, Series A (Wells Fargo Bank NA SBPA), 0.05%, 8/08/11 (b)	$20,700	$20,700,000
City of Raleigh North Carolina, RB, VRDN, Window, Series D, 0.17%, 2/27/12 (b)	4,550	4,550,000
County of Mecklenburg, GO, Refunding, VRDN, Window, Series D, 0.18%, 2/27/12 (b)	8,690	8,690,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, Campbell University (Branch Banking & Trust LOC), 0.08%, 8/08/11 (b)	4,870	4,870,000
		108,310,000
Ohio — 2.8%
Franklin County Hospital, Refunding RB, OhioHealth Corp. Facilities, Series B, 2.00%, 7/02/12 (d)	13,000	13,220,852
Franklin County Hospital, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 78C (Wells Fargo Bank NA Liquidity Facility), 0.13%, 8/08/11 (a)(b)(c)	3,920	3,920,000
Ohio Higher Educational Facility Commission, RB, VRDN, Eagle Tax-Exempt Trust, Series 2007-0041, Class A (BHAC Insurance, Citibank NA Liquidity Facility), 0.12%, 8/08/11 (b)(c)	36,600	36,600,000
Ohio State Air Quality Development Authority, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 52C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 8/08/11 (a)(b)(c)	10,000	10,000,000
Ohio State Water Development Authority, Refunding RB, VRDN, FLOATS, Series 20C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 8/08/11 (a)(b)(c)	14,995	14,995,000
Ohio State Water Development Authority, Wells Fargo Stage Trust, Refunding RB, VRDN, FirstEnergy Nuclear Generation Corp. Project, Series B (Wells Fargo Bank NA LOC), 0.24%, 8/01/11 (b)	15,555	15,555,000
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 56C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 8/08/11 (a)(b)(c)	20,770	20,770,000
		115,060,852
Oklahoma — 0.5%
Oklahoma Development Finance Authority, RB, VRDN, ConocoPhillips Co. Project, AMT, 0.08%, 8/08/11 (b)	20,000	20,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	7

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Oregon — 0.5%
Medford Hospital Facilities Authority, Refunding RB, VRDN, Rogue Valley Manor Project (Wells Fargo Bank NA LOC), 0.21%, 8/01/11 (b)	$20,900	$20,900,000
Pennsylvania — 2.2%
Berks County Municipal Authority, RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN, Series C-13 (Royal Bank of Canada LOC), 0.08%, 8/08/11 (a)(b)(c)	15,995	15,995,000
Commonwealth of Pennsylvania, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-58 (State Street Bank & Trust Co. SBPA), 0.11%, 8/08/11 (a)(b)(c)	17,385	17,385,000
Emmaus General Authority, RB, VRDN (AGM Insurance, Wells Fargo Bank NA SBPA), 0.15%, 8/08/11 (b)	43,165	43,165,000
Pennsylvania Turnpike Authority, RBC Municipal Products Inc. Trust, RB, VRDN, Certificates, Series E-22 (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Facility), 0.08%, 8/08/11 (a)(b)	16,000	16,000,000
		92,545,000
Rhode Island — 0.1%
Rhode Island EDC, RB, VRDN, Immunex Rhode Island Corp. Sewer Project, AMT (Fleet National Bank LOC), 0.33%, 8/08/11 (b)	2,735	2,735,000
South Carolina — 2.6%
County of Berkeley South Carolina, Nucor Corp. Project, RB, VRDN, AMT (b):
0.10%, 8/08/11	9,400	9,400,000
Series A, 0.26%, 8/08/11	15,000	15,000,000
County of Darlington South Carolina, Refunding RB, VRDN, Nucor Corp. Project, Series A, AMT, 0.26%, 8/08/11 (b)	4,100	4,100,000
South Carolina Jobs-EDA, RB, VRDN, AMT (b):
Electric City Printing Co. Project (JPMorgan Chase Bank LOC), 0.30%, 8/08/11	2,800	2,800,000
Giant Cement Holding Inc. (Citibank NA LOC), 0.15%, 8/08/11	39,000	39,000,000
South Carolina State Public Service Authority, RB, VRDN (b):
Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.11%, 8/08/11	13,150	13,150,000

Municipal Bonds	Par (000)	Value
South Carolina (concluded)
South Carolina State Public Service Authority RB, VRDN (b) (concluded):
Eclipse Funding Trust, Series 2006-0064, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.07%, 8/08/11 (a)	$24,610	$24,610,000
		108,060,000
Tennessee — 7.3%
Blount County Public Building Authority, Eclipse Funding Trust, Refunding RB, VRDN, Series 2007-0005, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Facility), 0.07%, 8/08/11 (a)(b)(c)	27,435	27,435,000
Johnson City Health & Educational Facilities Board, Puttable Floating Option Tax-Exempt Receipts, RB, FLOATS, VRDN, Series MT-682 (Bank of America NA Liquidity Facility), 0.19%, 8/08/11 (a)(b)(c)	20,635	20,635,000
Memphis-Shelby County Sports Authority Inc., Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 2009-51 (State Street Bank & Trust Co. Liquidity Facility), 0.08%, 8/08/11 (a)(b)	12,795	12,795,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, VRDN, Ascension, 0.17%, 8/08/11 (b)	18,600	18,600,000
Montgomery County Public Building Authority, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC) (b):
0.24%, 8/01/11	46,200	46,200,000
0.24%, 8/01/11	36,545	36,545,000
Municipal Energy Acquisition Corp., RB, PUTTERS, VRDN, Series 1578 (JPMorgan Chase & Co. Liquidity Facility), 0.17%, 8/08/11 (a)(b)(c)	45,315	45,315,000
Shelby County Health Educational & Housing Facilities Board, Refunding RB, VRDN (b):
Arbors of Germantown Project (Wells Fargo Bank NA LOC), 0.15%, 8/08/11	11,800	11,800,000
Methodist Le Bonheur, Series A (AGM Insurance, US Bank NA SBPA), 0.08%, 8/08/11	30,000	30,000,000
Methodist Le Bonheur, Series B (AGM Insurance, US Bank NA SBPA), 0.13%, 8/08/11	50,000	50,000,000
		299,325,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	8

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas — 17.0%
City of Austin Texas, Refunding RB (Bank of Tokyo – Mitsubishi LOC, Sumitomo Mitsui Banking LOC), VRDN, 0.06%, 8/08/11 (b)	$11,100	$11,100,000
City of San Antonio Texas, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2005-3010, Class A (AGM Insurance, Citibank NA Liquidity Facility), 0.12%, 8/08/11 (b)(c)	34,550	34,550,000
County of Harris Texas, Refunding RB, VRDN, Toll Road, Senior Lien, Series A-2, Mandatory Put Bonds, 2.00%, 8/17/11 (d)	37,055	37,616,834
County of Harris Texas, Clipper Tax-Exempt Certificate Trust, GO, VRDN, Series 2009-73 (State Street Bank & Trust Co. SBPA), 0.11%, 8/08/11 (a)(b)	10,360	10,360,000
Harris County Cultural Education Facilities Finance Corp., RBC Municipal Products Inc. Trust, RB, FLOATS, VRDN, Series E-18 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.08%, 8/08/11 (a)(b)(c)	17,000	17,000,000
Harris County Cultural Education Facilities Finance Corp., Refunding RB, Methodist Hospital, VRDN (b):
Sub-Series C-1, 0.17%, 8/01/11	51,800	51,800,000
Sub-Series C-2, 0.17%, 8/01/11	54,000	54,000,000
Harris County Health Facilities Development Corp., Refunding RB, VRDN, Methodist Hospital System, Series A-1, 0.17%, 8/01/11 (b)	46,300	46,300,000
Harris County Hospital District, RB, ROCS, VRDN, Series II-R-12075 (BHAC Insurance, Citibank NA Liquidity Facility), 0.12%, 8/08/11 (a)(b)(c)	17,000	17,000,000
Klein Texas Independent School District, Wells Fargo Stage Trust, GO, VRDN, Certificates, Series 51-C (Wells Fargo Bank NA SBPA), 0.08%, 8/08/11 (a)(b)(c)	4,875	4,875,000
North Texas Tollway Authority, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 43C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 8/08/11 (a)(b)	19,560	19,560,000
North Texas Tollway Authority, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series A (Morgan Stanley Bank LOC, Wells Fargo Bank NA Liquidity Facility), 0.05%, 8/08/11	4,700	4,700,000

Municipal Bonds	Par (000)	Value
Texas (concluded)
Port Freeport Texas, RB, VRDN, BASF Corp. Project, AMT (b):
0.25%, 8/08/11	$24,500	$24,500,000
Multi-Mode, 0.25%, 8/08/11	20,000	20,000,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.13%, 8/08/11 (b)	10,250	10,250,000
Port of Houston Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, PUTTERS, VRDN, Series 3170, AMT (JPMorgan Chase Bank Liquidity Facility), 0.18%, 8/08/11 (a)(b)(c)	25,215	25,215,000
Port of Port Arthur Navigation District, RB, VRDN, AMT (b):
BASF Corp. Project, Series A, 0.25%, 8/08/11	15,000	15,000,000
Multi-Mode, Atofina Project, Series B, 0.12%, 8/08/11	10,000	10,000,000
Total Petrochemicals Project, 0.12%, 8/08/11	50,000	50,000,000
State of Texas, GO, VRDN, Eagle Tax-Exempt Trust, Series 2007- 0090, Class A (Citibank NA Liquidity Facility), 0.11%, 8/08/11 (a)(b)(c)	29,195	29,195,000
State of Texas, TRAN, 2.00%, 8/31/11 (b)	190,050	190,302,455
Tarrant County Cultural Education Facilities Finance Corp., RB, VRDN (b):
(JPMorgan Chase Bank LOC), 0.05%, 8/08/11	5,500	5,500,000
(Northern Trust Co. LOC), 0.05%, 8/08/11	1,900	1,900,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 12C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 8/08/11 (a)(b)(c)	6,040	6,040,000
Trinity River Authority, RB, VRDN, Community Waste Disposal Project, AMT (Wells Fargo Bank NA LOC), 0.15%, 8/08/11 (b)	2,970	2,970,000
		699,734,289
Utah — 2.8%
City of Murray Utah, RB, IHC Health Services Inc., VRDN (b):
Series C, 0.17%, 8/01/11	39,680	39,680,000
Series C (Northern Trust Co. SBPA), 0.20%, 8/01/11	19,280	19,280,000
Series D, 0.17%, 8/01/11	41,600	41,600,000
Series D (Wells Fargo Bank NA SBPA), 0.21%, 8/01/11	15,000	15,000,000
		115,560,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	9

Schedule of Investments (continued)	Master Institutional Tax-Exempt Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Vermont — 0.1%
Vermont Educational & Health Buildings Financing Agency, RB, VRDN, Landmark College Project, Series A (TD BankNorth NA LOC), 0.24%, 8/01/11 (b)	$3,135	$3,135,000
Virginia — 0.2%
Fairfax County IDA, RB, VRDN, Health Care, Inova Health, 0.20%, 2/27/12 (b)	3,500	3,500,000
Sussex County IDA, RB, VRDN, McGill Environmental System, AMT (Branch Banking & Trust LOC), 0.15%, 8/08/11 (b)	1,600	1,600,000
Virginia HDA, RB, MERLOTS, VRDN, Series C42 (Wells Fargo Bank NA SBPA), 0.13%, 8/08/11 (b)(c)	3,470	3,470,000
		8,570,000
Washington — 2.8%
Chelan County Public Utility District No. 1, Eclipse Funding Trust, RB, VRDN, Series 2007-0047, Solar Eclipse (AGM Insurance, US Bank NA LOC, US Bank NA Liquidity Facility), 0.07%, 8/08/11 (a)(b)(c)	11,410	11,410,000
City of Seattle Washington, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 18C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 8/08/11 (a)(b)(c)	9,730	9,730,000
City of Tacoma Washington, GO, Refunding, PUTTERS, VRDN, Series 1220 (NPFGC Insurance, JPMorgan Chase Bank Liquidity Facility), 0.14%, 8/08/11 (b)(c)	10,105	10,105,000
County of King Washington, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN, Series 2C (Wells Fargo Bank NA Liquidity Facility), 0.08%, 8/08/11 (a)(b)(c)	20,105	20,105,000
FYI Properties, Barclays Capital Municipal Trust Receipts, RB, FLOATS, VRDN, Series 14W-A, 0.09%, 8/08/11 (a)(b)(c)	11,320	11,320,000
Washington Health Care Facilities Authority, VRDN (b):
0.20%, 8/01/11	6,320	6,320,000
0.13%, 8/08/11	6,030	6,030,000
Washington Health Care Facilities Authority, RB, VRDN (UBS Liquidity Facility), 0.24%, 8/01/11 (b)	31,100	31,100,000
Washington Health Care Facilities Authority, VRDN, Refunding RB, FLOATS, Series 3007 (AGM Insurance, Morgan Stanley Bank Liquidity Facility), 0.09%, 8/08/11 (a)(b)(c)	9,000	9,000,000
		115,120,000

Municipal Bonds	Par (000)	Value
West Virginia — 0.2%
West Virginia EDA, RB, VRDN, Appalachian Power Co., Series B (Sumitomo Mitsui Banking LOC), 0.06%, 8/08/11 (b)	$5,000	$5,000,000
West Virginia EDA, Refunding RB, VRDN, Appalachian Power Co., Series B (Mizuho Corporate Bank LOC), 0.11%, 8/08/11 (b)	4,500	4,500,000
		9,500,000
Wisconsin — 4.6%
Milwaukee Redevelopment Authority, RB, VRDN, Cathedral Place Packaging Facility Project (JPMorgan Chase Bank LOC), 0.15%, 8/08/11 (b)	11,735	11,735,000
State of Wisconsin, GO, FLOATS, VRDN, Series 2927 (Morgan Stanley Bank Liquidity Facility), 0.10%, 8/08/11 (a)(b)(c)	13,050	13,050,000
State of Wisconsin, Petroleum Inspection Fee, TECP:
0.17%, 8/01/11	6,575	6,575,000
0.26%, 8/01/11	28,000	28,000,000
State of Wisconsin, TECP:
0.37%, 8/09/11	8,500	8,500,000
0.42%, 9/01/11	15,000	15,000,000
0.42%, 9/01/11	13,000	13,000,000
0.26%, 9/07/11	15,000	15,000,000
0.33%, 9/07/11	32,303	32,303,000
0.36%, 9/08/11	28,672	28,672,000
Wisconsin Housing & Economic Development Authority, Refunding RB, VRDN, Series G, AMT (JPMorgan Chase Bank Liquidity Facility), 0.23%, 8/08/11 (b)	16,700	16,700,000
		188,535,000
Wyoming — 0.3%
City of Green River Wyoming, RB, VRDN, OCI Wyoming LP Project, AMT (Comerica Bank LOC), 0.23%, 8/08/11 (b)	4,600	4,600,000
County of Laramie Wyoming, Refunding RB, VRDN, AMT (Wells Fargo Bank NA LOC), Cheyenne Power Co. Project (b):
Series A, 0.15%, 8/08/11	5,000	5,000,000
Series B, 0.15%, 8/08/11	3,500	3,500,000
		13,100,000
Total Investments (Cost — $4,196,348,337*) - 102.1%		4,196,348,337
Liabilities in Excess of Other Assets – (2.1)%		(88,091,615)
Net Assets – 100.0%		$4,108,256,722

* Cost for federal income tax purposes.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	10

Schedule of Investments (concluded)	Master Institutional Tax-Exempt Portfolio

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Variable rate security. Rate shown is as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$4,196,348,337	—	$4,196,348,337

[1]	See above Schedule of Investments for values in each state or political subdivision.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	11

Schedule of Investments July 31, 2011 (Unaudited)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee (a)
BNP Paribas SA, NY:
0.33%, 9/01/11	$85,000	$85,000,000
0.32%, 9/02/11	227,000	227,000,000
Bank of Montreal, Chicago:
0.29%, 11/23/11 (b)	25,000	24,999,209
0.24%, 8/29/11 (b)	40,000	40,000,000
0.18%, 10/06/11	250,000	250,000,000
Bank of Nova Scotia, Houston:
0.17%, 8/12/11	90,000	90,000,000
0.20%, 09/31/11	100,000	100,000,000
0.25%, 12/21/11	45,000	45,000,000
Bank of Nova Scotia, NY, 0.18%, 8/18/11	100,000	100,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.30%, 8/02/11	102,000	102,000,000
0.28%, 8/26/11	86,000	86,000,000
Credit Industriel ET Commercial, NY, 0.41%, 8/02/11	100,000	100,000,222
Deutsche Bank AG, NY, 0.26%, 8/04/11 (b)	73,000	73,000,000
Lloyd’s TSB Bank Plc, NY:
0.32%, 8/08/11	100,000	100,000,000
0.36%, 11/01/11 (c)	122,500	122,500,000
0.30%, 9/12/11	72,000	72,000,000
0.40%, 11/14/11	75,000	75,000,000
Mizuho Corporate Bank Ltd., NY:
0.28%, 8/11/11	275,000	275,000,000
0.28%, 8/12/11	95,000	95,000,145
National Australia Bank Ltd., NY:
0.28%, 2/10/12 (b)	57,000	57,000,000
0.28%, 12/12/11	150,000	150,001,384
Rabobank Nederland NV, NY:
0.28%, 9/15/11 (b)	125,000	125,000,000
0.34%, 10/05/11	170,000	170,000,000
Royal Bank of Canada, NY (b):
0.26%, 10/14/11	95,000	95,000,000
0.27%, 11/10/11	50,000	50,000,000
0.25%, 2/29/12	129,250	129,250,000
0.26%, 4/10/12	75,000	75,000,000
0.27%, 5/16/12	162,000	162,000,000
Royal Bank of Scotland Plc, CT:
0.72%, 8/10/11 (c)	50,000	50,000,000
0.52%, 9/19/11	250,000	250,000,000
Societe Generale, NY:
0.29%, 8/01/11	150,000	150,000,000
0.25%, 8/26/11	135,000	135,000,000
0.27%, 10/31/11 (c)	24,500	24,500,000
0.26%, 10/31/11 (c)	30,000	30,000,000
Sumitomo Mitsui Banking Corp., NY, 0.14%, 8/02/11	100,000	100,000,000
Svenska Handelsbanken, NY:
0.22%, 10/03/11	300,000	300,002,623
0.20%, 10/06/11	270,000	270,000,000
Toronto-Dominion Bank, NY, 0.27%, 1/12/12 (b)	58,500	58,500,000
UBS AG, Stamford (b):
0.31%, 10/04/11	124,670	124,670,000

Certificates of Deposit (concluded)	Par (000)	Value
Yankee (a) (concluded)
UBS AG, Stamford (b) (concluded):
0.31%, 10/11/11	$140,680	$140,680,000
0.23%, 11/10/11	61,000	61,000,000
Total Certificates of Deposit – 41.1%		4,770,103,583

Commercial Paper
Antalis US Funding Corp., 0.27%, 8/16/11 (d)	35,000	34,996,063
BPCE SA (d):
0.26%, 8/24/11	95,000	94,984,219
0.26%, 9/15/11	150,000	149,951,250
Barclays Bank Plc., 0.23%, 9/16/11 (d)	100,000	99,970,611
Commonwealth Bank of Australia, 0.28%, 10/06/11 (b)	75,000	74,998,594
Credit Agricole North America, Inc., 0.23%, 8/12/11 9 (d)	132,000	131,990,723
Credit Suisse, NY, 0.08%, 8/01/11 (d)	200,000	200,000,000
ING (U.S.) Funding LLC, 0.30%, 11/10/11 (d)	80,000	79,932,667
JPMorgan Chase & Co., 0.22%, 3/16/12 (b)	70,000	70,000,000
Jupiter Securitization Co. LLC (d):
0.17%, 9/21/11	100,000	99,975,917
0.17%, 9/27/11	290,000	289,921,942
Kells Funding LLC (b):
0.36%, 2/15/12	71,500	71,500,000
0.28%, 3/08/12	87,000	87,000,000
Lloyd’s TSB Bank Plc, 0.27%, 9/27/11 (d)	215,000	214,908,087
MetLife Short Term Funding, 0.31%, 1/13/12 (d)	18,300	18,273,999
Nordea North America Inc., 0.22%, 10/20/11 (d)	46,875	46,851,563
Solitaire Funding LLC, 0.23%, 10/19/11 (d)	17,000	16,991,637
Thames Asset Global Securitization No. 1, Inc., 0.22%, 10/17/11 (d)	27,300	27,287,154
UBS Finance Delaware LLC, 0.22%, 9/26/11 (d)	175,000	174,940,111
Westpac Banking Corp. (b):
0.27%, 1/06/12	120,500	120,500,000
0.42%, 1/13/12	130,000	130,000,000
Windmill Funding Corp., 0.19%, 8/29/11 (d)	153,200	153,177,360
Total Commercial Paper – 20.6%		2,388,151,897

Corporate Notes
JPMorgan Chase Bank NA, 0.28%, 8/17/12 (b)	129,905	129,905,000
Westpac Banking Corp., 0.27%, 10/05/11 (b)(e)	50,000	50,000,000
Total Corporate Notes – 1.5%		179,905,000

1	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011

Schedule of Investments (continued)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Time Deposits	Par (000)	Value
Natixis Grand Cayman, 0.18%, 8/01/11	$165,208	$165,208,000
Total Time Deposits – 1.4%		165,208,000

U.S. Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes (b):
0.24%, 12/20/12	64,000	63,982,005
0.24%, 8/23/12	180,000	179,941,930
0.20%, 7/26/12	103,000	102,979,710
0.24%, 9/17/12	75,000	74,982,839
Federal Home Loan Bank Discount Notes, 0.13%, 2/13/12 (d)	160,000	159,979,962
Federal Home Loan Bank Variable Rate Notes, 0.18%, 1/23/12 (b)	60,000	59,992,734
Freddie Mac Discount Notes (d):
0.19%, 8/30/11	60,500	60,490,740
0.18%, 9/06/11	100,000	99,982,500
Freddie Mac Variable Rate Notes, 0.29%, 1/24/13 (b)	50,000	49,970,090
Total U.S. Government Sponsored Agency Obligations – 7.3%		852,302,510

U.S. Treasury Obligations
U.S. Treasury Bills (d):
0.21% - 0.27%, 9/22/11	305,000	304,903,890
0.21%, 10/20/11	150,000	149,930,000
0.18%, 12/15/11	65,000	64,955,800
Total U.S. Treasury Obligations – 4.5%		519,789,690

Repurchase Agreements
Barclays Capital, Inc., 0.41%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $25,000,854, collateralized by various Corporate/Debt Obligations, 0.00% — 11.75% due 9/01/14 – 2/28/36, par and fair values of $26,344,093, $26,750,000, respectively)	25,000	25,000,000
Barclays Capital, Inc., 0.45%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $35,013,563, collateralized by various Corporate/Debt Obligations, 5.50% — 12.38% due 10/01/11 – 5/01/31, par and fair values of $36,017,355, $37,450,000, respectively)	35,000	35,000,000

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.00%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $175,000,000, collateralized by various Government Sponsored Agency and Corporate/Debt Obligations, 0.00% — 8.45% due 10/25/11 — 12/15/40, par and fair values of $524,704,956, $187,250,000, respectively)	$175,000	$175,000,000
Deutsche Bank Securities, Inc., 0.18%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $285,004,275, collateralized by various Government Sponsored Agency Obligations, 0.00% — 2.13% due 8/17/11 — 9/28/20, par and fair values of $289,569,000, $290,704,449, respectively)	285,000	285,000,000
Goldman Sachs & Co., 0.12%, 8/03/11 (Purchased on 7/27/11 to be repurchased at $500,011,667, collateralized by Government Sponsored Agency Obligations, 2.94% due 2/20/40, par and fair values of $540,425,439, $535,000,000, respectively)	500,000	500,000,000
HSBC Securities (USA), Inc., 0.15%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $400,005,000, collateralized by various US Treasuries, 0.38% — 1.38% due 10/31/12 — 11/30/15, par and fair values of $405,524,000, $408,001,285, respectively)	400,000	400,000,000
HSBC Securities (USA), Inc., 0.23% 8/01/11 (Purchased on 7/29/11 to be repurchased at $85,001,629 collateralized by various Corporate/Debt Obligations, 0.88% - 5.38% due 10/19/11 — 5/24/41, par and fair values of $87,996,000, $90,954,902, respectively)	85,000	85,000,000
JPMorgan Securities Inc., 0.26%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $100,002,167, collateralized by various Corporate/Debt Obligations, 0.00% — 9.00% due 10/01/12 — 10/25/47, par and fair values of $125,535,000, $107,003,213, respectively)	100,000	100,000,000

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	2

Schedule of Investments (continued)	Master Premier Institutional Portfolio
(Percentages shown are based on Net Assets)

Repurchase Agreements	Par (000)	Value
JPMorgan Securities Inc., 0.28%, 8/08/11 (Purchased on 7/29/11 to be repurchased at $43,011,037, collateralized by various Corporate/Debt Obligations, 4.27% — 11.50% due 5/15/13 — 5/15/21, par and fair values of $44,006,578, $46,011,481, respectively)	$43,000	$43,000,000
JPMorgan Securities Inc., 0.51%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $20,000,850, collateralized by various Corporate/Debt Obligations, 3.77% — 8.63% due 7/15/12 — 6/15/20, par and fair values of $21,145,000, $21,403,853, respectively)	20,000	20,000,000
Morgan Stanley & Co. Inc., 0.16%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $450,006,000, collateralized by Government Sponsored Agency Obligations, 4.00% — 7.00% due 6/01/25 — 3/01/41, par and fair values of $965,647,305, $463,500,001, respectively)	450,000	450,000,000
Morgan Stanley & Co. Inc., 0.21%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $50,000,875, collateralized by various Government Sponsored Agency Obligations, 4.50% due 7/01/41, par and fair values of $49,718,104, $51,500,001, respectively)	50,000	50,000,000
Morgan Stanley & Co. Inc., 0.00%, 9/09/49 (Purchased on 5/09/11 to be repurchased at $58,000,000, collateralized by various Corporate/Debt Obligations, 0.00% — 7.30% due 11/17/11 – 3/01/38, par and fair values of $58,929,866, $62,109,511, respectively)	58,000	58,000,000
Morgan Stanley & Co. Inc., 0.00%, 9/09/49 (Purchased on 5/09/11 to be repurchased at $35,000,000, collateralized by various Corporate/Debt Obligations, 0.00% — 10.75% due 6/15/13 — 12/01/2045, par and fair values of $35,242,667, $37,450,000, respectively)	35,000	35,000,000
RBS Securities Inc., 0.20%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $350,005,833, collateralized by various US Treasuries, 0.75%-3.13% due 3/31/13 - 5/15/21, par and fair values of $353,815,200, $357,004,804, respectively)	350,000	350,000,000

Repurchase Agreements	Par (000)	Value
RBS Securities Inc., 0.26%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $75,001,625, collateralized by various Government Sponsored Agency Obligations, 4.00% — 4.50% due 6/15/26 – 5/15/46, par and fair values of $73,512,631, $76,502,360, respectively)	$75,000	$75,000,000
UBS Securities LLC, 0.29%, 8/01/11 (Purchased on 7/29/11 to be repurchased at $50,001,208, collateralized by various Corporate/Debt Obligations, 0.59% — 13.50% due 8/17/11 – 2/15/36, par and fair values of $52,551,967, $53,500,000, respectively)	50,000	50,000,000
Total Repurchase Agreements – 23.6%		2,736,000,000
Total Investments (Cost – $11,611,460,680*) – 100.0%		11,611,460,680
Other Assets Less Liabilities– 0.0%		2,409,235
Net Assets – 100.0%		$11,613,869,915

*	Cost for federal income tax purposes.

(a)	Issuer is a US branch of foreign domiciled bank.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(d)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master Portfolio’s own assumptions used in determining the fair value of investments)

3	FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011

Schedule of Investments (concluded)	Master Premier Institutional Portfolio

The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Master Portfolio’s perceived risk of investing in those securities. For information about the Master Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Master Portfolio’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2011 in determining the fair valuation of the Master Portfolio’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Investments[1]	—	$11,611,460,680	—	$11,611,460,680

[1]See above Schedule of Investments for values in each security type.

FUNDS FOR INSTITUTIONS SERIES	JULY 31, 2011	4

Item 2 –	Controls and Procedures

2(a) –

The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants’ last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Funds For Institutions Series and Master Institutional Money Market LLC

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
Funds For Institutions Series and Master Institutional Money Market LLC

Date: September 26, 2011